Filed Pursuant to Rule 497(e)

Registration No. 033-06790

THE TETON WESTWOOD FUNDS (the “Trust”)

TETON Westwood Mighty Mitessm Fund

(“Mighty Mites Fund”)

Supplement dated April 30, 2018, to the Trust’s Summary Prospectus and Statutory Prospectus,

both dated January 26, 2018.

Effective May 1, 2018, Joseph Gabelli has been added as Portfolio Manager of the Mighty Mites Fund. The Mighty Mites Fund will continue to be co-managed by Mario J. Gabelli, Laura Linehan, Sarah Donnelly, and Adam Trivison.

To reflect the change, please note the following:

The sub-section “Management—The Portfolio Managers” in the “Summary of the Funds—Mighty Mites Fund” section of the Summary Prospectus and Statutory Prospectus is replaced in its entirety with the following:

The Portfolio Managers. Mr. Mario J. Gabelli, CFA, Chief Investment Officer — Value Portfolio, has served as a portfolio manager of the Mighty Mites Fund since its inception on May 11, 1998. Ms. Laura Linehan, a Senior Vice President of GAMCO Investors, Inc., has served as a portfolio manager of the Mighty Mites Fund since its inception in 1998. Ms. Sarah Donnelly, Senior Vice President of Associated Capital Group, Inc., has served as a portfolio manager of the Mighty Mites Fund since April 7, 2017. Mr. Adam Trivison, Vice President of Associated Capital Group, Inc., has served as a portfolio manager of the Mighty Mites Fund since January 26, 2018. Mr. Joseph Gabelli has served as a portfolio manager of the Mighty Mites Fund since May 1, 2018.

The sixth paragraph of the section “Management of the Funds—The Portfolio Managers” of the Statutory Prospectus, is replaced in its entirety with the following:

Mr. Mario J. Gabelli, CFA, Ms. Laura Linehan, Ms. Sarah Donnelly, Mr. Adam Trivison, CFA, and Mr. Joseph Gabelli are primarily responsible for the day to day management of the Mighty Mites Fund.

The following paragraph is added immediately after the tenth paragraph in the section “Management of the Funds—The Portfolio Managers” of the Statutory Prospectus:

Mr. Joseph Gabelli has served as a portfolio manager of the Mighty Mites Fund since May 1, 2018. He rejoined GAMCO Investors, Inc. on May 1, 2018, after serving as a data strategy consultant for Alt/S, an early-stage media and marketing analytics firm, beginning in July 2017. From 2008 until June 2017, Mr. Joseph Gabelli served as an equity research analyst covering the global food and beverage industry for GAMCO Investors, Inc. and its affiliate, Associated Capital Group. He began his investment career at Integrity Capital Management, a Boston-based equity hedge fund, where he focused on researching small and micro-cap companies in the technology, healthcare and consumer discretionary sectors. Mr. Gabelli holds a B.A. from Boston College, and an M.B.A. from Columbia Business School, where he graduated with Dean’s Honors and Distinction.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed Pursuant to Rule 497(e)

Registration No. 033-06790

THE TETON WESTWOOD FUNDS (the “Trust”)

TETON Westwood Mighty Mitessm Fund (“Mighty Mites Fund”)

Supplement dated April 30, 2018, to the Trust’s Statement of Additional Information,

dated January 26, 2018.

Effective May 1, 2018, Joseph Gabelli has been added as Portfolio Manager of the Mighty Mites Fund. The Mighty Mites Fund will continue to be co-managed by Mario J. Gabelli, Laura Linehan, Sarah Donnelly, and Adam Trivison.

To reflect the addition, please note the following:

In the “Portfolio Managers” section, under the “Management of Other Accounts” sub-section, the following is added with information as of March 31, 2018:

EXCLUDES MIGHTY MITES FUND:

Name of Portfolio Manager	Type of Accounts	Total Number of Accounts Managed	Total Assets	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
Joseph Gabelli¹	Registered Investment Companies:	0	$0	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	0	$0	0	$0

1 Co-Portfolio Manager for the TETON Westwood Mighty Mites Fund.

Under the “Ownership of Shares in the Funds” sub-section, the following is added:

Team Member	Fund	Dollar Range of Equity Securities Held in each Fund*
Joseph Gabelli	TETON Westwood Mighty Mites Fund	A

* Key to Dollar Ranges – Information as of March 31, 2018

A.	None
B.	$1 – $10,000
C.	$10,001 – $50,000
D.	$50,001 – $100,000
E.	$100,001—$500,000
F.	$500,001 – $1,000,000
G.	over $1,000,000

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE